Earnings (Loss) Per Share - Schedule of Basic and Diluted Income (Loss) Per Ordinary Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to ordinary shareholders	$ (6,782,691)	$ (2,037,496)
Denominator:
Weighted average number of ordinary shares outstanding – basic	71,746,133	15,008,011
Weighted average number of ordinary shares outstanding – diluted	71,746,133	15,008,011
Net loss per share – basic	$ (0.095)	$ (0.136)
Net loss per share – diluted	$ (0.095)	$ (0.136)